Quarterly Financial Information - Statements of Cash Flows (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss				$ (9,995,000)	$ (21,481,000)	$ (25,412,000)	$ (71,067,000)	$ (51,853,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Noncash inventory reserve							5,323,000
Depreciation				77,000	1,255,000	1,280,000	2,064,000	105,000
Amortization				209,000	188,000	254,000	159,000	171,000
Loss on disposition of assets						11,122,000
Noncash stock-based compensation				1,418,000	1,969,000	2,493,000	3,338,000	2,818,000
Noncash amortization of deferred financing costs				838,000	1,635,000	1,969,000	1,661,000	1,341,000
Unrealized gain on warrants				(6,890,000)	(22,171,000)	(25,520,000)	(3,827,000)
Changes in operating assets and liabilities:
Accounts receivable				(144,000)	(2,178,000)	(1,844,000)	(668,000)	(865,000)
Inventory				(1,079,000)	(831,000)	(366,000)	(6,289,000)
Prepaid expenses and other assets				2,480,000	(1,551,000)	880,000	(967,000)	(2,485,000)
Accounts payable and accrued expenses				3,572,000	(2,213,000)	(628,000)	5,202,000	3,641,000
Lease liability				(235,000)	(132,000)	(175,000)	(131,000)	(184,000)
Net cash used in operating activities				(9,749,000)	(34,388,000)	(35,947,000)	(65,202,000)	(47,311,000)
Cash flows from investing activities:
Purchases of marketable securities								(54,837,000)
Sales and maturities of marketable securities							39,729,000	14,500,000
Acquisition of property and equipment					(133,000)	(133,000)	(269,000)	(353,000)
Net cash provided by investing activities					(133,000)	(133,000)	39,460,000	(40,690,000)
Cash flows from financing activities:
Proceeds from issuance of common stock in public offering, net of offering costs				6,509,000	21,971,000	21,936,000	21,081,000	48,434,000
Proceeds from Issuance of Long-term Debt								20,000,000
Repayments of long-term debt				(675,000)	(17,150,000)	(17,375,000)
Debt financing costs paid								(1,059,000)
Proceeds from exercise of stock options							75,000	610,000
Net cash provided by financing activities				7,375,000	21,523,000	22,183,000	30,422,000	67,985,000
Net (decrease) increase in cash and cash equivalents				(2,374,000)	(12,998,000)	(13,897,000)	4,680,000	(20,016,000)
Cash and cash equivalents, beginning of period		$ 19,143,000	$ 19,143,000	5,246,000	19,143,000	19,143,000	14,463,000	34,479,000
Cash and cash equivalents, end of period	$ 6,145,000			2,873,000	6,145,000	5,246,000	19,143,000	14,463,000
Supplemental cash flow information
Interest paid				276,000	1,078,000	1,162,000	2,383,000	2,099,000
As Previously Reported | Error Correction, Accounting for Warrants
Cash flows from operating activities:
Net loss		(11,769,000)	(23,988,000)		(43,652,000)		(74,894,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Noncash inventory reserve							5,323,000
Depreciation		527,000	1,057,000		1,255,000		2,064,000
Amortization		61,000	124,000		188,000		159,000
Loss on disposition of assets	11,122,000				11,122,000
Noncash stock-based compensation		764,000	1,433,000		1,969,000		3,338,000
Noncash amortization of deferred financing costs		419,000	797,000		1,635,000		1,661,000
Changes in operating assets and liabilities:
Accounts receivable		(132,000)	(554,000)		(2,178,000)		(668,000)
Income taxes receivable		(4,675,000)
Inventory		(1,727,000)	(1,374,000)		(831,000)		(6,289,000)
Prepaid expenses and other assets		707,000	1,267,000		(1,551,000)		(967,000)
Accounts payable and accrued expenses		1,095,000	3,643,000		(2,213,000)		5,202,000
Lease liability		(21,000)	(90,000)		(132,000)		(131,000)
Net cash used in operating activities		(14,751,000)	(17,685,000)		(34,388,000)		(65,202,000)
Cash flows from investing activities:
Sales and maturities of marketable securities							39,729,000
Acquisition of property and equipment		(126,000)	(133,000)		(133,000)		(269,000)
Net cash provided by investing activities		(126,000)	(133,000)		(133,000)		39,460,000
Cash flows from financing activities:
Proceeds from issuance of common stock in public offering, net of offering costs					21,971,000		21,081,000
Repayments of long-term debt		(5,000,000)	(5,000,000)		(17,150,000)
Proceeds from exercise of stock options							75,000
Net cash provided by financing activities		(523,000)	11,702,000		21,523,000		30,422,000
Net (decrease) increase in cash and cash equivalents		(15,400,000)	(6,116,000)		(12,998,000)		4,680,000
Cash and cash equivalents, beginning of period	13,027,000	19,143,000	19,143,000		19,143,000	19,143,000	14,463,000
Cash and cash equivalents, end of period	6,145,000	3,743,000	13,027,000		6,145,000		19,143,000	$ 14,463,000
Supplemental cash flow information
Interest paid		452,000	898,000		1,078,000		2,383,000
Error Correction, Adjustment | Error Correction, Accounting for Warrants
Cash flows from operating activities:
Net loss		1,384,000	8,435,000		22,171,000		3,827,000
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized gain on warrants		(1,384,000)	(8,435,000)		(22,171,000)		(3,827,000)
As Restated
Cash flows from operating activities:
Net loss		(10,385,000)	(15,553,000)		(21,481,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		527,000	1,057,000		1,255,000
Amortization		61,000	124,000		188,000
Loss on disposition of assets	11,122,000				11,122,000
Noncash stock-based compensation		764,000	1,433,000		1,969,000
Noncash amortization of deferred financing costs		419,000	797,000		1,635,000
Unrealized gain on warrants		(1,384,000)	(8,435,000)		(22,171,000)
Changes in operating assets and liabilities:
Accounts receivable		(132,000)	(554,000)		(2,178,000)
Income taxes receivable		(4,675,000)
Inventory		(1,727,000)	(1,374,000)		(831,000)
Prepaid expenses and other assets		707,000	1,267,000		(1,551,000)
Accounts payable and accrued expenses		1,095,000	3,643,000		(2,213,000)
Lease liability		(21,000)	(90,000)		(132,000)
Net cash used in operating activities		(14,751,000)	(17,685,000)		(34,388,000)
Cash flows from investing activities:
Acquisition of property and equipment		(126,000)	(133,000)		(133,000)
Net cash provided by investing activities		(126,000)	(133,000)		(133,000)
Cash flows from financing activities:
Proceeds from issuance of common stock in public offering, net of offering costs					21,971,000
Repayments of long-term debt		(5,000,000)	(5,000,000)		(17,150,000)
Net cash provided by financing activities		(523,000)	11,702,000		21,523,000
Net (decrease) increase in cash and cash equivalents		(15,400,000)	(6,116,000)		(12,998,000)
Cash and cash equivalents, beginning of period	13,027,000	19,143,000	19,143,000		19,143,000	19,143,000
Cash and cash equivalents, end of period	$ 6,145,000	3,743,000	13,027,000		6,145,000		19,143,000
Supplemental cash flow information
Interest paid		452,000	898,000		1,078,000
Public offering
Cash flows from financing activities:
Proceeds from issuance of preferred stock in registered direct offering, net of offering costs					4,129,000	4,128,000
Public offering | As Previously Reported | Error Correction, Accounting for Warrants
Cash flows from financing activities:
Proceeds from issuance of preferred stock in registered direct offering, net of offering costs		4,129,000	4,129,000		4,129,000
Public offering | As Restated
Cash flows from financing activities:
Proceeds from issuance of preferred stock in registered direct offering, net of offering costs		4,129,000	4,129,000		4,129,000
At-the-market sales
Cash flows from financing activities:
Proceeds from At-the-Market sales of common stock, net of offering costs				$ 1,725,000	12,573,000	$ 13,494,000	9,266,000
At-the-market sales | As Previously Reported | Error Correction, Accounting for Warrants
Cash flows from financing activities:
Proceeds from At-the-Market sales of common stock, net of offering costs		348,000	12,573,000		12,573,000		$ 9,266,000
At-the-market sales | As Restated
Cash flows from financing activities:
Proceeds from At-the-Market sales of common stock, net of offering costs		$ 348,000	$ 12,573,000		$ 12,573,000